RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

Key management includes the Company’s directors and officers including its CEO, Vice President (“VP”) Exploration, VP Business Development and Chief Financial Officer (“CFO”).

Directors and key management compensation is as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Management salaries and consulting fees	$687,877	$694,074	$544,352
Share-based compensation	255,921	993,611	472,236
Directors’ fees	75,329	73,647	72,863
	$1,019,127	$1,761,332	$1,089,451

For the year ended December 31, 2025, the Company’s officers were reimbursed $367,077 (2024 - $338,837; 2023 – $57,102) for expenditures incurred in the normal course of business on behalf of the Company.

For the year ended December 31, 2025, the Company incurred $64,236 (2024 - $67,072; 2023 – $69,806) of expenditures from P2 Gold Inc. under a CFO shared-services agreement. These expenditures were expensed under management salaries and consulting fees in the consolidated statement of loss and comprehensive loss.

As at December 31, 2025, accounts payable and accrued liabilities include $30,556 (2024 – $32,979) owed to related parties of the Company for transactions incurred in the normal course of business.

The Company entered into a joint venture agreement with Pediment, a subsidiary of URZ (formerly NGE), for the Kelly Creek Project (refer to Note 10 (a)) and owns 89,240 common shares of URZ (formerly NGE) (refer to Note 9).

During the year ended December 31, 2024, the Company purchased $11,000 of exploration equipment from URZ (formerly NGE) (refer to Note 11). As at December 31, 2025, the VP Business Development and a director of the Company serve as directors of URZ (formerly NGE). Subsequent to December 31, 2025, on January 1, 2026, the VP Business Development was appointed interim Chief Executive Officer and President of URZ (formerly NGE). He also served as interim Chief Executive Officer of URZ (formerly NGE) from December 31, 2023 to May 13, 2024.